Revenue - Narrative (Details) R in Millions	12 Months Ended
	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 R / $	Dec. 31, 2022 R / €	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from largest customer	R 42,555			R 52,128	R 49,455
Revenue from second largest customer	18,140			29,160	R 15,234
Revenue from third largest customer	23,492			R 28,056
Average foreign exchange rate (R/US$ rate)		16.37	17.20
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in adjusted EBITDA due to decrease in exchange rate	R 29